Summary of Significant Accounting Policies - Schedule of Foreign Currency Exchange Rates (Details)	Sep. 30, 2025	Sep. 30, 2024
United States of America, Dollars | Year-end spot rate [Member]
Schedule of Foreign Currency Exchange Rates [Line Items]
Currency exchange rates	1	1
United States of America, Dollars | Average rate [Member]
Schedule of Foreign Currency Exchange Rates [Line Items]
Currency exchange rates	1	1
Canada, Dollars | Year-end spot rate [Member]
Schedule of Foreign Currency Exchange Rates [Line Items]
Currency exchange rates	1.3927	1.3511
Canada, Dollars | Average rate [Member]
Schedule of Foreign Currency Exchange Rates [Line Items]
Currency exchange rates	1.3985	1.3606